Leases (Details) - Schedule of Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Current portion	$ 288,463	$ 285,354
Long-term portion	1,165,723	959,116
Total lease liabilities	$ 1,454,186	$ 1,244,470	$ 442,842